SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
22.	SUPPLEMENTAL CASH FLOW INFORMATION

The non-cash investing and financing activities are as follows:
	Years ended December 31,
In thousands of USD	2023	2022	2021
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	4,492	7,270	47,178
Operating lease right-of-use assets resulted from lease modification	646	-	-
Settlement of pre-existing relationship with BSGA	2,607	-	-
Payment for purchase of mining machines in form of cryptocurrencies	-	4,805	11,986
Cryptocurrencies paid on behalf of related parties	-	-	24,852
Lending made to a third party in form of cryptocurrencies	-	-	10,222
Collection of lending from a third party in form of cryptocurrencies	-	-	6,487
Lending made to related party in form of cryptocurrencies	-	150,025	30,015
Collection of lending from related party in form of cryptocurrencies	-	151,525	30,735
Purchase of wealth management products using cryptocurrencies	-	149,972	30,004
Redemption of wealth management products in form of cryptocurrencies	-	150,268	30,724
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	8,205	-	3,494
Receivable on the proceeds from issuance of ordinary shares	23	-	-